Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Exploration and evaluation assets [abstract]
Beginning balance	$ 770	$ 9,514
Additions	202	347
Transfers to PP&E (Note 8)		(9,091)
Ending balance	$ 972	$ 770